American Century Investments®
Quarterly Portfolio Holdings
International Bond Fund
January 31, 2021

International Bond - Schedule of Investments
JANUARY 31, 2021 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 60.3%
Australia — 2.8%
Australia Government Bond, 2.75%, 4/21/24	AUD	19,437,000	16,116,606
Australia Government Bond, 3.00%, 3/21/47	AUD	2,140,000	1,948,397
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	4,748,000	4,163,533
			22,228,536
Austria — 1.4%
Republic of Austria Government Bond, 3.40%, 11/22/22(1)	EUR	2,598,000	3,388,080
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,352,000	3,080,730
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	2,220,000	4,575,285
			11,044,095
Belgium — 0.8%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	576,000	1,258,709
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	3,329,000	5,275,559
			6,534,268
Canada — 1.9%
Canadian Government Bond, 2.75%, 12/1/48	CAD	1,250,000	1,271,339
Province of Ontario Canada, 2.85%, 6/2/23	CAD	549,000	454,591
Province of Quebec Canada, 5.75%, 12/1/36	CAD	8,744,000	10,414,779
Province of Quebec Canada, 5.00%, 12/1/41	CAD	800,000	927,306
Province of Quebec Canada, 3.50%, 12/1/48	CAD	1,751,000	1,727,434
			14,795,449
China — 12.6%
China Development Bank, 3.50%, 8/13/26	CNY	128,500,000	19,966,538
China Development Bank, 3.50%, 8/13/26	CNY	23,000,000	3,573,570
China Government Bond, 2.88%, 11/5/23	CNY	111,000,000	17,175,432
China Government Bond, 1.99%, 4/9/25	CNY	53,000,000	7,863,906
China Government Bond, 3.25%, 6/6/26	CNY	120,400,000	18,873,734
China Government Bond, 3.12%, 12/5/26	CNY	38,700,000	6,032,210
China Government Bond, 2.85%, 6/4/27	CNY	1,500,000	227,838
China Government Bond, 3.29%, 5/23/29	CNY	15,000,000	2,341,782
China Government Bond, 2.68%, 5/21/30	CNY	78,200,000	11,560,554
China Government Bond, 3.86%, 7/22/49	CNY	30,900,000	4,861,652
China Government Bond, 3.39%, 3/16/50	CNY	24,800,000	3,585,152
China Government Bond, 3.81%, 9/14/50	CNY	20,000,000	3,139,679
			99,202,047
Czech Republic — 0.4%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	58,020,000	2,902,237
Denmark — 1.6%
Denmark Government Bond, 0.50%, 11/15/27	DKK	3,808,000	664,504
Denmark Government Bond, 0.50%, 11/15/29(1)	DKK	27,000,000	4,765,377
Denmark Government Bond, 4.50%, 11/15/39	DKK	14,620,000	4,476,617
Denmark Government Bond, 0.25%, 11/15/52(1)	DKK	14,000,000	2,416,128
			12,322,626
Dominican Republic — 0.2%
Dominican Republic International Bond, 5.95%, 1/25/27		$1,400,000	1,613,150
Egypt — 0.7%
Egypt Government International Bond, 7.50%, 1/31/27(1)		$4,900,000	5,690,125
Finland — 0.8%
Finland Government Bond, 0.125%, 4/15/36(1)	EUR	2,000,000	2,511,339

Finland Government Bond, 1.375%, 4/15/47(1)	EUR	2,390,000	3,895,011
			6,406,350
France — 3.7%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	234,680	311,457
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	346,000	629,590
French Republic Government Bond OAT, 0.00%, 11/25/29(2)	EUR	1,850,000	2,317,040
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	3,535,000	5,446,890
French Republic Government Bond OAT, 1.50%, 5/25/31	EUR	1,460,000	2,099,928
French Republic Government Bond OAT, 5.75%, 10/25/32	EUR	1,060,000	2,202,820
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	4,688,000	9,684,633
French Republic Government Inflation Linked Bond OAT, 0.10%, 3/1/28	EUR	4,620,658	6,175,011
			28,867,369
Germany — 0.7%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/50(2)	EUR	4,150,000	5,154,466
Ghana — 0.2%
Ghana Government International Bond, 7.875%, 3/26/27		$1,700,000	1,867,547
Indonesia — 0.4%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	41,300,000,000	3,336,387
Ireland — 1.6%
Ireland Government Bond, 1.10%, 5/15/29	EUR	4,650,000	6,342,865
Ireland Government Bond, 0.40%, 5/15/35	EUR	4,500,000	5,798,186
Ireland Government Bond, 1.50%, 5/15/50	EUR	60,000	95,510
			12,236,561
Italy — 4.5%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	8,152,000	10,548,872
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	9,382,000	12,470,676
Italy Buoni Poliennali Del Tesoro, 1.35%, 4/1/30	EUR	1,450,000	1,888,289
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	5,194,000	10,598,019
			35,505,856
Japan — 9.7%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	1,922,200,000	24,322,548
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	2,303,950,000	28,542,078
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	96,350,000	1,096,350
Japan Government Twenty Year Bond, 0.30%, 12/20/39	JPY	427,200,000	3,977,620
Japanese Government CPI Linked Bond, 0.10%, 3/10/28	JPY	1,942,730,713	18,727,149
			76,665,745
Jordan — 0.3%
Jordan Government International Bond, 7.375%, 10/10/47(1)		$1,700,000	1,941,850
Malaysia — 0.7%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	20,675,000	5,534,526
Mexico — 0.9%
Mexican Bonos, 5.75%, 3/5/26	MXN	70,600,000	3,619,856
Nacional Financiera SNC, MTN, 0.78%, 3/29/22	JPY	400,000,000	3,824,333
			7,444,189
Netherlands — 1.5%
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	7,639,000	9,873,027
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	913,000	1,941,188
			11,814,215
New Zealand — 1.2%
New Zealand Government Bond, 1.50%, 5/15/31	NZD	12,580,000	9,352,349
Norway — 0.1%
Norway Government Bond, 1.75%, 9/6/29(1)	NOK	8,270,000	1,027,073
Peru — 0.6%
Peru Government Bond, 6.15%, 8/12/32(1)	PEN	13,600,000	4,496,132

Poland — 0.5%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	12,035,000	3,580,263
Portugal — 0.3%
Portugal Obrigacoes do Tesouro OT, 4.10%, 2/15/45(1)	EUR	950,000	1,995,123
Russia — 0.2%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	113,400,000	1,591,938
Singapore — 0.4%
Singapore Government Bond, 2.875%, 7/1/29	SGD	3,760,000	3,278,679
South Africa — 0.7%
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	87,500,000	5,520,196
Spain — 3.0%
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	2,275,000	3,139,000
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	4,823,000	6,368,137
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	3,933,000	6,723,645
Spain Government Bond, 1.85%, 7/30/35(1)	EUR	800,000	1,165,032
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	380,000	898,731
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	3,210,000	5,624,835
			23,919,380
Sweden — 0.2%
Sweden Government Bond, 3.50%, 3/30/39	SEK	9,400,000	1,745,667
Switzerland — 0.6%
Swiss Confederation Government Bond, 0.50%, 5/27/30	CHF	1,233,000	1,517,399
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	1,995,000	3,203,844
			4,721,243
Thailand — 1.0%
Thailand Government Bond, 3.85%, 12/12/25	THB	210,450,000	8,091,070
Tunisia — 0.2%
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25		$1,600,000	1,466,840
Turkey — 0.3%
Turkey Government International Bond, 6.875%, 3/17/36		$2,200,000	2,355,120
United Kingdom — 3.6%
United Kingdom Gilt, 4.75%, 12/7/30	GBP	2,520,000	4,936,574
United Kingdom Gilt, 4.50%, 12/7/42	GBP	4,128,000	9,820,764
United Kingdom Gilt, 4.25%, 12/7/49	GBP	2,016,000	5,141,009
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,990,000	8,303,530
			28,201,877
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $419,282,436)			474,450,544
CORPORATE BONDS — 27.4%
Australia†
Macquarie Group Ltd., VRN, 1.34%, 1/12/27(1)		$200,000	201,356
Bermuda — 0.3%
Aircastle Ltd., 5.25%, 8/11/25(1)		698,000	778,421
Athene Holding Ltd., 3.50%, 1/15/31		855,000	900,354
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)(3)		557,000	555,608
			2,234,383
Canada — 0.4%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)		1,140,000	1,164,726
CI Financial Corp., 3.20%, 12/17/30		695,000	705,943
Mattamy Group Corp., 4.625%, 3/1/30(1)		1,260,000	1,309,417
Teck Resources Ltd., 3.90%, 7/15/30		280,000	310,473
			3,490,559
Cayman Islands — 0.1%
Avolon Holdings Funding Ltd., 2.75%, 2/21/28(1)		660,000	646,036

Seagate HDD Cayman, 4.875%, 3/1/24		318,000	343,670
			989,706
France — 0.9%
BNP Paribas SA, 2.82%, 1/26/41(1)		470,000	459,862
BNP Paribas SA, VRN, 2.59%, 8/12/35(1)		1,090,000	1,086,433
BPCE SA, MTN, 2.875%, 4/22/26	EUR	100,000	136,995
BPCE SA, VRN, 1.65%, 10/6/26(1)		$295,000	301,026
Caisse de Refinancement de l'Habitat SA, MTN, 4.00%, 1/10/22	EUR	15,000	18,988
Cie de Financement Foncier SA, MTN, 4.25%, 1/19/22	EUR	55,000	69,840
Credit Agricole Assurances SA, VRN, 2.625%, 1/29/48	EUR	500,000	650,080
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,800,000	2,927,866
Credit Agricole SA, VRN, 1.25%, 1/26/27(1)		$805,000	805,038
Orange SA, MTN, 5.25%, 12/5/25	GBP	150,000	251,925
			6,708,053
Germany — 1.7%
Bayer AG, VRN, 2.375%, 11/12/79	EUR	1,000,000	1,223,730
Commerzbank AG, MTN, VRN, 4.00%, 12/5/30	EUR	1,100,000	1,457,856
Deutsche Bank AG, MTN, 2.625%, 12/16/24	GBP	1,000,000	1,439,110
Deutsche Bank AG (New York), VRN, 3.73%, 1/14/32		$1,995,000	1,986,595
Deutsche Telekom AG, MTN, 1.375%, 7/5/34	EUR	700,000	946,524
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	3,585,000	4,802,329
Kreditanstalt fuer Wiederaufbau, MTN, 0.01%, 5/5/27	EUR	1,000,000	1,252,924
			13,109,068
Ireland — 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.15%, 2/15/24		$205,000	215,008
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		2,175,000	2,275,050
			2,490,058
Italy — 0.8%
Aeroporti di Roma SpA, MTN, 1.625%, 6/8/27	EUR	1,100,000	1,355,856
Intesa Sanpaolo SpA, MTN, 3.93%, 9/15/26	EUR	1,600,000	2,177,141
Telecom Italia SpA, 5.30%, 5/30/24(1)		$999,000	1,086,902
Telecom Italia SpA, MTN, 4.00%, 4/11/24	EUR	1,000,000	1,314,291
UniCredit SpA, MTN, VRN, 2.00%, 9/23/29	EUR	600,000	720,943
			6,655,133
Japan — 0.1%
Nippon Life Insurance Co., VRN, 2.75%, 1/21/51(1)		$600,000	597,425
Nissan Motor Co. Ltd., 4.35%, 9/17/27(1)		400,000	441,960
			1,039,385
Luxembourg — 0.9%
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	3,370,000	4,300,346
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	1,531,000	2,832,043
			7,132,389
Mexico — 0.1%
Minera Mexico SA de CV, 4.50%, 1/26/50(1)		$800,000	907,496
Multinational — 0.3%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)		2,025,000	2,101,018
Netherlands — 0.9%
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	200,000	244,665
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	1,150,000	1,614,823
EDP Finance BV, 1.71%, 1/24/28(1)		$790,000	786,626
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	1,500,000	2,004,099
Koninklijke KPN NV, MTN, 5.75%, 9/17/29	GBP	600,000	1,011,826
Siemens Financieringsmaatschappij NV, MTN, 1.00%, 2/20/25	GBP	800,000	1,123,739
			6,785,778

Norway — 0.3%
Equinor ASA, MTN, 0.875%, 2/17/23	EUR	1,950,000	2,417,193
Spain — 0.4%
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	900,000	1,141,222
CaixaBank SA, MTN, VRN, 2.25%, 4/17/30	EUR	1,400,000	1,779,317
			2,920,539
Switzerland — 0.6%
Credit Suisse Group AG, VRN, 2.125%, 9/12/25	GBP	3,350,000	4,794,313
United Kingdom — 2.4%
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	1,000,000	1,240,939
Centrica plc, VRN, 5.25%, 4/10/75	GBP	1,750,000	2,610,277
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	2,640,000	3,728,544
International Game Technology plc, 5.25%, 1/15/29(1)		$780,000	833,902
Lloyds Banking Group plc, VRN, 1.875%, 1/15/26	GBP	770,000	1,088,068
Marks & Spencer plc, 4.50%, 7/10/27	GBP	600,000	861,068
Nationwide Building Society, MTN, VRN, 2.00%, 7/25/29	EUR	1,400,000	1,776,266
Santander UK Group Holdings plc, VRN, 1.53%, 8/21/26		$710,000	718,232
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	1,940,000	2,684,490
Tesco plc, MTN, 5.00%, 3/24/23	GBP	1,150,000	1,727,475
Vodafone Group plc, 4.375%, 2/19/43		$415,000	497,801
Vodafone Group plc, VRN, 4.20%, 10/3/78	EUR	900,000	1,246,125
			19,013,187
United States — 16.9%
7-Eleven, Inc., 2.80%, 2/10/51(1)(3)		$154,000	152,626
Acadia Healthcare Co., Inc., 5.625%, 2/15/23		731,000	734,933
AdaptHealth LLC, 4.625%, 8/1/29(1)		590,000	603,358
Air Lease Corp., MTN, 2.875%, 1/15/26		353,000	372,405
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)		1,318,000	1,409,984
Alexandria Real Estate Equities, Inc., 4.70%, 7/1/30		175,000	214,610
Ally Financial, Inc., 5.75%, 11/20/25		1,355,000	1,578,873
AMC Networks, Inc., 4.25%, 2/15/29(3)		1,180,000	1,176,177
AT&T, Inc., 1.80%, 9/14/39	EUR	700,000	883,448
AT&T, Inc., 3.55%, 9/15/55(1)		$551,000	528,417
AT&T, Inc., 3.80%, 12/1/57(1)		956,000	957,377
Athene Global Funding, 1.45%, 1/8/26(1)		1,000,000	1,001,517
Athene Global Funding, 2.55%, 11/19/30(1)		800,000	809,105
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	900,000	1,327,831
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31		$181,000	188,878
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41		865,000	865,654
Berry Global, Inc., 1.57%, 1/15/26(1)		210,000	211,444
Berry Global, Inc., 4.875%, 7/15/26(1)		715,000	766,155
BorgWarner, Inc., 2.65%, 7/1/27		190,000	204,819
Bristol-Myers Squibb Co., 2.55%, 11/13/50		590,000	571,593
Broadcom, Inc., 1.95%, 2/15/28(1)		590,000	592,447
Broadcom, Inc., 4.15%, 11/15/30		1,011,000	1,147,438
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		310,000	331,700
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)		1,905,000	2,010,613
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)		1,472,000	1,549,714
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)		2,975,000	3,052,201
Centene Corp., 4.625%, 12/15/29		320,000	355,200
Centene Corp., 3.375%, 2/15/30		822,000	862,331
Citigroup, Inc., VRN, 2.57%, 6/3/31		365,000	380,590
Comcast Corp., 2.35%, 1/15/27		1,060,000	1,136,453
Comcast Corp., 3.20%, 7/15/36		468,000	518,637
Comcast Corp., 3.75%, 4/1/40		120,000	140,017

CommScope Technologies LLC, 5.00%, 3/15/27(1)		1,057,000	1,049,733
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26		785,000	852,549
CSC Holdings LLC, 4.625%, 12/1/30(1)		1,205,000	1,230,769
DAE Funding LLC, 3.375%, 3/20/28(1)		885,000	911,550
DaVita, Inc., 4.625%, 6/1/30(1)		1,695,000	1,781,352
Dell International LLC / EMC Corp., 5.45%, 6/15/23(1)		1,020,000	1,120,839
Delta Air Lines, Inc., 7.375%, 1/15/26		240,000	275,890
Discovery Communications LLC, 5.20%, 9/20/47		670,000	852,717
DPL, Inc., 4.125%, 7/1/25(1)		480,000	513,000
Elanco Animal Health, Inc., 5.90%, 8/28/28		1,030,000	1,233,554
EMC Corp., 3.375%, 6/1/23		1,285,000	1,338,443
EQM Midstream Partners LP, 4.50%, 1/15/29(1)		590,000	570,586
Equinix, Inc., 5.375%, 5/15/27		730,000	792,571
Equitable Holdings, Inc., 5.00%, 4/20/48		232,000	299,006
Federal Realty Investment Trust, 3.625%, 8/1/46		990,000	1,024,968
Ford Motor Credit Co. LLC, 4.00%, 11/13/30		760,000	779,950
Freeport-McMoRan, Inc., 4.625%, 8/1/30		490,000	544,905
FS KKR Capital Corp., 3.40%, 1/15/26		1,085,000	1,088,009
General Electric Co., 4.35%, 5/1/50		660,000	763,639
General Motors Co., 5.00%, 4/1/35		10,000	12,092
General Motors Financial Co., Inc., 2.75%, 6/20/25		880,000	935,799
Goldman Sachs BDC, Inc., 2.875%, 1/15/26		485,000	497,223
Goldman Sachs Group, Inc. (The), 2.60%, 2/7/30		305,000	322,824
Goldman Sachs Group, Inc. (The), MTN, 4.25%, 1/29/26	GBP	900,000	1,436,135
Goldman Sachs Group, Inc. (The), VRN, 1.09%, 12/9/26		$750,000	752,741
Golub Capital BDC, Inc., 3.375%, 4/15/24		585,000	603,099
Healthcare Trust of America Holdings LP, 2.00%, 3/15/31		606,000	603,652
Highwoods Realty LP, 2.60%, 2/1/31		895,000	910,586
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)(3)		925,000	916,458
Host Hotels & Resorts LP, 3.75%, 10/15/23		1,090,000	1,154,949
Host Hotels & Resorts LP, 4.50%, 2/1/26		290,000	319,328
Howard Hughes Corp. (The), 4.375%, 2/1/31(1)(3)		1,278,000	1,277,725
Hudson Pacific Properties LP, 3.95%, 11/1/27		99,000	109,169
Hudson Pacific Properties LP, 3.25%, 1/15/30		260,000	275,001
International Business Machines Corp., 1.75%, 3/7/28	EUR	1,100,000	1,494,823
International Business Machines Corp., 3.50%, 5/15/29		$575,000	654,701
IQVIA, Inc., 5.00%, 5/15/27(1)		1,600,000	1,687,749
Iron Mountain, Inc., 5.00%, 7/15/28(1)		1,980,000	2,083,356
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28		930,000	977,260
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31		395,000	414,926
KB Home, 4.80%, 11/15/29		1,220,000	1,346,069
Kraft Heinz Foods Co., 3.875%, 5/15/27		123,000	134,808
Kraft Heinz Foods Co., 3.75%, 4/1/30		290,000	311,890
Kroger Co. (The), 1.70%, 1/15/31		240,000	238,048
Lamar Media Corp., 3.75%, 2/15/28		2,010,000	2,043,336
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)		1,620,000	1,691,766
Las Vegas Sands Corp., 3.90%, 8/8/29		500,000	525,204
LBM Acquisition LLC, 6.25%, 1/15/29(1)		728,000	737,792
Level 3 Financing, Inc., 3.625%, 1/15/29(1)		1,040,000	1,036,763
Liberty Mutual Group, Inc., 4.30%, 2/1/61(1)(3)		520,000	513,142
MDC Holdings, Inc., 3.85%, 1/15/30		620,000	678,416
Microchip Technology, Inc., 2.67%, 9/1/23(1)		395,000	413,270
Morgan Stanley, MTN, VRN, 2.80%, 1/25/52		737,000	735,915
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27		1,955,000	2,075,770
National Health Investors, Inc., 3.00%, 2/1/31		810,000	805,204

Navient Corp., 4.875%, 3/15/28(3)		2,170,000	2,153,725
Netflix, Inc., 3.625%, 6/15/25(1)		1,204,000	1,310,102
Netflix, Inc., 4.875%, 4/15/28		378,000	443,092
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)		625,000	695,313
Northern States Power Co., 2.60%, 6/1/51		150,000	152,178
Northwestern Mutual Global Funding, 0.80%, 1/14/26(1)		733,000	735,835
Novelis Corp., 4.75%, 1/30/30(1)		462,000	485,966
Omega Healthcare Investors, Inc., 3.375%, 2/1/31		425,000	443,490
Oracle Corp., 4.00%, 7/15/46		1,155,000	1,358,498
Owl Rock Capital Corp., 3.40%, 7/15/26		2,155,000	2,210,350
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)		1,325,000	1,413,103
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(1)		860,000	881,280
PennyMac Financial Services, Inc., 5.375%, 10/15/25(1)		1,175,000	1,232,281
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30		440,000	465,921
Post Holdings, Inc., 4.625%, 4/15/30(1)		1,720,000	1,784,878
QVC, Inc., 4.375%, 9/1/28		1,075,000	1,120,016
Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)		1,113,000	1,138,043
Realty Income Corp., 3.25%, 1/15/31		260,000	290,016
Scientific Games International, Inc., 7.25%, 11/15/29(1)		600,000	647,514
Simon Property Group LP, 1.75%, 2/1/28		310,000	311,714
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)		1,350,000	1,347,469
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)		3,350,000	3,525,875
SLM Corp., 4.20%, 10/29/25		680,000	722,704
Southern California Edison Co., 2.95%, 2/1/51		145,000	139,189
Southwest Airlines Co., 5.125%, 6/15/27		900,000	1,066,360
Spirit Realty LP, 3.20%, 2/15/31		960,000	1,010,224
Sprint Corp., 7.625%, 2/15/25		1,200,000	1,435,500
Standard Industries, Inc., 4.75%, 1/15/28(1)		1,265,000	1,334,954
Steel Dynamics, Inc., 3.25%, 1/15/31		750,000	826,650
STORE Capital Corp., 2.75%, 11/18/30		1,046,000	1,062,521
Sysco Corp., 5.95%, 4/1/30		880,000	1,138,111
T-Mobile USA, Inc., 2.625%, 2/15/29		1,891,000	1,900,228
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(1)		489,000	520,448
TEGNA, Inc., 4.75%, 3/15/26(1)		270,000	286,538
TEGNA, Inc., 4.625%, 3/15/28(1)		3,514,000	3,564,039
Tenet Healthcare Corp., 6.75%, 6/15/23		700,000	760,200
Tenet Healthcare Corp., 6.125%, 10/1/28(1)		1,830,000	1,914,839
Time Warner Cable LLC, 4.50%, 9/15/42		439,000	500,016
Toll Brothers Finance Corp., 3.80%, 11/1/29		1,060,000	1,150,100
TransDigm, Inc., 4.625%, 1/15/29(1)		990,000	984,436
United Airlines Pass Through Trust, 4.875%, 7/15/27(3)		560,000	572,600
United Natural Foods, Inc., 6.75%, 10/15/28(1)		1,055,000	1,116,981
Universal Health Services, Inc., 2.65%, 10/15/30(1)		500,000	508,183
US Foods, Inc., 4.75%, 2/15/29(1)(3)		1,680,000	1,686,300
Verizon Communications, Inc., 4.40%, 11/1/34		98,000	119,946
Verizon Communications, Inc., 2.65%, 11/20/40		714,000	696,930
ViacomCBS, Inc., 4.375%, 3/15/43		145,000	168,448
Viatris, Inc., 2.70%, 6/22/30(1)		735,000	773,015
Viatris, Inc., 4.00%, 6/22/50(1)		393,000	439,022
Walmart, Inc., 0.18%, 7/15/22	JPY	450,000,000	4,287,624
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28		$285,000	301,028
Wells Fargo & Co., VRN, 3.07%, 4/30/41		600,000	628,790
Welltower, Inc., 2.75%, 1/15/31		360,000	380,091
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25		300,000	322,448
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28		880,000	1,044,248

Westlake Chemical Corp., 3.375%, 6/15/30	620,000	678,592
		132,575,526
TOTAL CORPORATE BONDS (Cost $208,862,400)		215,565,140
PREFERRED STOCKS — 3.9%
France — 1.5%
AXA SA, MTN, 6.69%	1,270,000	2,144,561
Banque Federative du Credit Mutuel SA, MTN, 0.00%	500,000	558,214
BNP Paribas Cardif SA, 4.03%	1,400,000	1,917,301
Credit Agricole Assurances SA, 4.25%	1,900,000	2,553,581
Orange SA, MTN, 2.375%	500,000	638,521
TOTAL SE, MTN, 2.625%	2,900,000	3,724,027
		11,536,205
Germany — 0.1%
Allianz SE, 3.375%	700,000	929,350
Italy — 0.9%
Assicurazioni Generali SpA, MTN, 4.60%	2,200,000	2,936,790
Enel SpA, 2.25%	600,000	763,589
Eni SpA, 3.375%	1,800,000	2,322,549
Intesa Sanpaolo Vita SpA, 4.75%	1,000,000	1,314,090
		7,337,018
Netherlands — 0.9%
Naturgy Finance BV, 3.375%	800,000	1,020,595
Naturgy Finance BV, 4.125%	600,000	767,388
Telefonica Europe BV, 2.50%	300,000	373,476
Telefonica Europe BV, 3.00%	2,200,000	2,743,806
Volkswagen International Finance NV, 3.875%	1,600,000	2,106,786
		7,012,051
United Kingdom — 0.3%
BP Capital Markets plc, 4.375%	820,000	875,383
SSE plc, 3.125%	1,000,000	1,293,177
		2,168,560
United States — 0.2%
AT&T, Inc., 2.875%	500,000	606,787
Discover Financial Services, 5.50%	223,000	237,774
JPMorgan Chase & Co., 4.60%	642,000	661,420
		1,505,981
TOTAL PREFERRED STOCKS (Cost $28,043,162)		30,489,165
ASSET-BACKED SECURITIES — 2.5%
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A SEQ, 3.28%, 9/26/33(1)	261,708	273,205
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)	5,800,000	5,936,073
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	1,080,457	1,155,243
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(1)	2,023,868	2,114,935
Mosaic Solar Loan Trust, Series 2020-1A, Class A SEQ, 2.10%, 4/20/46(1)	1,476,865	1,521,246
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(1)	959,523	984,884
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	273,229	277,100
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(1)	499,392	501,394
Progress Residential Trust, Series 2020-SFR2, Class C, 3.08%, 6/17/37(1)	750,000	788,813
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(1)	986,958	1,022,977
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	1,264,954	1,256,510
Tricon American Homes, Series 2020-SFR1, Class B, 2.05%, 7/17/38(1)	2,700,000	2,783,830
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(1)	1,239,713	1,268,727
TOTAL ASSET-BACKED SECURITIES (Cost $19,334,720)		19,884,937

EXCHANGE-TRADED FUNDS — 2.0%
iShares iBoxx High Yield Corporate Bond ETF	45,000	3,913,650
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	355,300	11,600,545
TOTAL EXCHANGE-TRADED FUNDS (Cost $14,786,955)		15,514,195
U.S. TREASURY SECURITIES — 1.4%
U.S. Treasury Bonds, 1.375%, 11/15/40	1,000,000	953,047
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30(4)	2,022,900	2,266,889
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30(4)	7,003,293	7,881,325
TOTAL U.S. TREASURY SECURITIES (Cost $10,971,219)		11,101,261
COLLATERALIZED LOAN OBLIGATIONS — 1.0%
CBAM Ltd., Series 2018-7A, Class B1, VRN, 1.82%, (3-month LIBOR plus 1.60%), 7/20/31(1)	2,300,000	2,304,131
Elmwood CLO VII Ltd., Series 21-1A, Class C, VRN, 2.15%, (3-month LIBOR plus 1.95%), 1/20/34(1)(3)	1,775,000	1,775,000
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.74%, (3-month LIBOR plus 1.50%), 4/15/31(1)	2,050,000	2,045,117
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 1.92%, (3-month LIBOR plus 1.70%), 4/18/33(1)	1,500,000	1,512,437
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $7,574,045)		7,636,685
TEMPORARY CASH INVESTMENTS(5) — 1.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/31/22 - 1/31/25, valued at $3,918,698), in a joint trading account at 0.03%, dated 1/29/21, due 2/1/21 (Delivery value $3,840,351)		3,840,341
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 11/15/46, valued at $6,530,085), at 0.03%, dated 1/29/21, due 2/1/21 (Delivery value $6,402,016)		6,402,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,610	4,610
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,246,951)		10,246,951
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $719,101,888)		784,888,878
OTHER ASSETS AND LIABILITIES — 0.2%		1,758,536
TOTAL NET ASSETS — 100.0%		$786,647,414

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,623,540	AUD	6,270,516	UBS AG	3/17/21	$(169,886)
BRL	10,742,537	USD	2,051,904	Goldman Sachs & Co.	3/17/21	(90,840)
BRL	10,443,891	USD	1,947,833	Goldman Sachs & Co.	3/17/21	(41,287)
USD	2,066,190	BRL	10,742,537	Goldman Sachs & Co.	3/17/21	105,126
CAD	29,089,180	USD	22,470,227	Morgan Stanley	3/17/21	280,510
CAD	773,054	USD	608,458	Morgan Stanley	3/17/21	(3,850)
CHF	2,109,759	USD	2,350,024	Morgan Stanley	3/17/21	21,458
USD	2,132,678	CHF	1,891,856	UBS AG	3/17/21	6,130
CLP	460,577,768	USD	609,843	Goldman Sachs & Co.	3/17/21	17,285
CNY	30,974,592	USD	4,686,374	Goldman Sachs & Co.	3/17/21	99,907
CNY	7,244,243	USD	1,115,099	Goldman Sachs & Co.	3/17/21	4,302
CNY	13,733,063	USD	2,125,203	Goldman Sachs & Co.	3/17/21	(3,131)
USD	7,793,226	CNY	50,835,216	Goldman Sachs & Co.	3/17/21	(61,975)
USD	9,521,303	CNY	61,921,791	Goldman Sachs & Co.	3/17/21	(47,028)
COP	5,665,406,160	USD	1,582,405	Goldman Sachs & Co.	3/17/21	2,512
COP	3,517,289,115	USD	967,085	Goldman Sachs & Co.	3/17/21	16,889
USD	105,327	COP	374,848,626	Goldman Sachs & Co.	3/17/21	462
USD	2,530,024	CZK	55,134,086	UBS AG	3/17/21	(41,100)
USD	9,729,186	DKK	59,910,029	Goldman Sachs & Co.	3/17/21	(54,077)
EUR	93,633,224	USD	113,736,277	JPMorgan Chase Bank N.A.	2/17/21	(70,899)

EUR	453,618	USD	548,872	JPMorgan Chase Bank N.A.	2/17/21	1,794
EUR	2,656,336	USD	3,233,911	JPMorgan Chase Bank N.A.	2/17/21	(9,271)
EUR	742,005	USD	903,161	JPMorgan Chase Bank N.A.	2/17/21	(2,409)
EUR	283,275	USD	344,582	JPMorgan Chase Bank N.A.	2/17/21	(703)
USD	870,721	EUR	716,672	JPMorgan Chase Bank N.A.	2/17/21	722
USD	374,244	EUR	307,555	JPMorgan Chase Bank N.A.	2/17/21	890
USD	1,739,618	EUR	1,440,006	JPMorgan Chase Bank N.A.	2/17/21	(8,467)
USD	1,042,515	EUR	858,934	JPMorgan Chase Bank N.A.	2/17/21	(182)
USD	1,832,330	EUR	1,508,602	JPMorgan Chase Bank N.A.	2/17/21	973
GBP	6,285,078	USD	8,403,589	Bank of America N.A.	3/17/21	209,914
GBP	392,499	USD	521,361	Bank of America N.A.	3/17/21	16,546
GBP	344,013	USD	457,871	Bank of America N.A.	3/17/21	13,588
GBP	345,209	USD	468,628	Bank of America N.A.	3/17/21	4,470
GBP	375,761	USD	515,560	Bank of America N.A.	3/17/21	(591)
USD	607,555	GBP	454,483	Bank of America N.A.	3/17/21	(15,300)
USD	573,497	GBP	422,254	Bank of America N.A.	3/17/21	(5,189)
USD	838,325	GBP	617,110	Bank of America N.A.	3/17/21	(7,405)
HKD	1,526,317	USD	196,931	Bank of America N.A.	3/17/21	(59)
HUF	317,212,949	USD	1,071,530	UBS AG	3/17/21	6,263
IDR	17,575,682,730	USD	1,234,421	Goldman Sachs & Co.	3/17/21	11,910
ILS	2,121,316	USD	645,913	UBS AG	3/17/21	646
ILS	3,354,359	USD	1,029,134	UBS AG	3/17/21	(6,754)
USD	1,335,312	ILS	4,325,076	UBS AG	3/17/21	17,066
JPY	10,415,712,943	USD	100,363,809	Bank of America N.A.	2/17/21	(911,942)
JPY	352,243,339	USD	3,394,894	Bank of America N.A.	2/17/21	(31,585)
USD	1,463,480	JPY	153,258,689	Bank of America N.A.	2/17/21	127
KRW	16,456,852,450	USD	14,948,409	Goldman Sachs & Co.	3/17/21	(232,655)
USD	718,029	KRW	795,181,379	Goldman Sachs & Co.	3/17/21	6,976
KZT	411,575,558	USD	946,913	Goldman Sachs & Co.	3/17/21	17,615
MXN	67,916,606	USD	3,343,801	UBS AG	3/17/21	(45,743)
MXN	20,487,843	USD	1,008,955	UBS AG	3/17/21	(14,057)
USD	1,969,592	MXN	39,267,759	UBS AG	3/17/21	62,734
USD	868,348	MYR	3,546,159	Goldman Sachs & Co.	3/17/21	(5,201)
USD	698,778	MYR	2,840,183	Goldman Sachs & Co.	3/17/21	(863)
NOK	10,649,417	USD	1,240,514	Goldman Sachs & Co.	3/17/21	2,710
USD	998,729	NOK	8,818,960	Goldman Sachs & Co.	3/17/21	(30,806)
USD	5,457,681	NZD	7,723,807	UBS AG	3/17/21	(92,692)
PEN	3,004,925	USD	839,013	Goldman Sachs & Co.	3/17/21	(12,931)
PEN	6,895,556	USD	1,921,196	Goldman Sachs & Co.	3/17/21	(25,544)
PEN	13,058,803	USD	3,649,239	Goldman Sachs & Co.	3/17/21	(59,254)
PEN	1,953,001	USD	539,131	Goldman Sachs & Co.	3/17/21	(2,233)
PEN	3,672,591	USD	1,017,902	Goldman Sachs & Co.	3/17/21	(8,273)
USD	5,948,187	PEN	21,457,488	Goldman Sachs & Co.	3/17/21	49,326
USD	2,679,434	PHP	129,144,973	UBS AG	3/17/21	(3,017)
USD	968,048	PLN	3,578,720	UBS AG	3/17/21	6,807
RON	3,539,956	USD	871,251	Goldman Sachs & Co.	3/17/21	8,798
RUB	16,199,338	USD	212,061	Goldman Sachs & Co.	3/17/21	1,185
SEK	43,797,959	USD	5,159,159	Goldman Sachs & Co.	3/17/21	84,604
USD	736,952	SGD	987,648	Bank of America N.A.	3/17/21	(6,516)
USD	3,732,954	THB	112,936,032	Goldman Sachs & Co.	3/17/21	(39,885)
TRY	15,320,680	USD	1,877,074	UBS AG	3/17/21	179,205
TWD	78,088,525	USD	2,786,517	UBS AG	3/17/21	14,142
USD	5,401,255	ZAR	83,750,050	UBS AG	3/17/21	(102,127)
						$(992,135)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Canadian 10-Year Government Bonds	61	March 2021	$7,041,415	$(43,577)
Euro-Bobl 5-Year Bonds	217	March 2021	35,616,768	60,053
Euro-Buxl 30-Year Bonds	14	March 2021	3,759,819	(8,180)
Euro-OAT 10-Year Bonds	88	March 2021	17,841,799	1,022
Japanese 10-Year Government Bonds	21	March 2021	30,437,921	(41,539)
Japanese 10-Year Mini Government Bonds	268	March 2021	38,829,233	(76,817)
Korean Treasury 10-Year Bonds	140	March 2021	16,216,521	(126,658)
U.K. Gilt 10-Year Bonds	132	March 2021	24,247,877	4,242
			$173,991,353	$(231,454)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	164	March 2021	$27,669,875	$512,371
U.S. Treasury Ultra Bonds	71	March 2021	14,535,031	637,176
U.S. Treasury 5-Year Notes	325	March 2021	40,909,375	(31,270)
U.S. Treasury 10-Year Ultra Notes	559	March 2021	85,989,922	1,022,472
			$169,104,203	$2,140,749
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 34	Buy	(5.00)%	6/20/25	$16,031,000	$(191,111)	$(1,210,988)	$(1,402,099)
Markit CDX North America High Yield Index Series 35	Buy	(5.00)%	12/20/25	$33,800,000	(2,946,831)	39,182	(2,907,649)
					$(3,137,942)	$(1,171,806)	$(4,309,748)

CREDIT DEFAULT SWAP AGREEMENTS§
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Bank of America N.A./ Republic of South Africa Government International Bond(6)	Buy	(1.00)%	12/20/25	$11,080,000	$1,061,615	$(430,949)	$630,666

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index Monthly	Fixed Rate	Termination Date	Notional Amount		Value*
Bank of America N.A.	BZDIOVRA	Pay	3.21%	1/3/22	BRL	229,162,267	$(13,222)
*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$3,250,000	$(526)	$42,610	$42,084
CPURNSA	Receive	1.87%	11/25/29	$9,500,000	(603)	376,870	376,268
					$(1,129)	$419,480	$418,352

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	New Romanian Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	-	South African Rand
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $196,346,981, which represented 25.0% of total net assets.
(2)Security is a zero-coupon bond
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $8,936,903.
(5)Category includes collateral received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $10,000.
(6)Collateral has been received at the custodian for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $542,018.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, bank loan obligations, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	474,450,544	—
Corporate Bonds	—	215,565,140	—
Preferred Stocks	—	30,489,165	—
Asset-Backed Securities	—	19,884,937	—
Exchange-Traded Funds	15,514,195	—	—
U.S. Treasury Securities	—	11,101,261	—
Collateralized Loan Obligations	—	7,636,685	—
Temporary Cash Investments	4,610	10,242,341	—
	15,518,805	769,370,073	—
Other Financial Instruments
Futures Contracts	2,172,019	65,317	—
Swap Agreements	—	1,049,018	—
Forward Foreign Currency Exchange Contracts	—	1,273,592	—
	2,172,019	2,387,927	—
Liabilities
Other Financial Instruments
Futures Contracts	31,270	296,771	—
Swap Agreements	—	4,322,970	—
Forward Foreign Currency Exchange Contracts	—	2,265,727	—
	31,270	6,885,468	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.